Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets	$ 3,990
Cauchari-Olaroz
Disclosure Of Property Plant And Equipment [Line Items]
Company's share in construction costs and project-related costs		50.00%
Minera Exar S.A. | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of fixed assets		50.00%
Minera Exar S.A. | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of accumulated depreciation		50.00%
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation	$ 785